Stock-Based Compensation (Summary Of RSU Activity Under The MSIP) (Details) - RSU [Member] - $ / shares		3 Months Ended	12 Months Ended
	Oct. 01, 2018	Dec. 31, 2018	Dec. 31, 2018
RSUs
Converted (in shares)	143,697
Granted to employees (in shares)		29,178	29,178
Vested (in shares)			(7,200)
Forfeited (in shares)			(4,136)
Total outstanding at the end of the period (in shares)		161,539	161,539
Weighted Average Grant Date Fair Value
Converted (in dollar per share)	$ 41.50
Granted to employees (in dollars per share)		$ 29.13	$ 29.13
Vested (in dollars per share)			41.50
Forfeited (in dollars per share)			41.50
Total outstanding at the end of the period (in dollars per share)		$ 39.27	$ 39.27